Share-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-Based Compensation (Details) [Line Items]
Ordinary shares authorized (in Shares)	4,150,704		4,150,704
Share-based compensation expenses	$ 509	$ 1,074	$ 603	$ 778
Employees' Stock Option [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized estimated compensation cost				$ 1,780
Weighted average period				1 year 6 months
Consultants' stock options [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized estimated compensation cost			$ 889
Weighted average period			1 year 6 months
2019 Equity Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Future grant share (in Shares)	1,189,363		1,189,363
Restricted Stock [Member]
Share-Based Compensation (Details) [Line Items]
Share-based compensation expenses	$ 188	$ 411	$ 49	$ 64